Note 6 - Income Taxes	3 Months Ended	12 Months Ended
	Mar. 31, 2014	Dec. 31, 2013
Income Tax Disclosure [Abstract]
Income Tax Disclosure [Text Block]
Note 6 – Income Taxes

The Company accounts for income taxes using ASC Topic 740, Income Taxes. Under ASC Topic 740, income taxes are accounted for under the asset and liability method. Deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases and operating loss and tax credit carry forwards. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period that includes the enactment date.

ASC Topic 740 includes accounting guidance which clarifies the accounting for the uncertainty in recognizing income taxes in an organization by providing detailed guidance for financial statement recognition, measurement and disclosure involving uncertain tax positions. This guidance requires an uncertain tax position to meet a more-likely-than-not recognition threshold at the effective date to be recognized both upon the adoption of the related guidance and in subsequent periods.

No provision for federal income taxes has been recorded due to the fact that the net operating loss carry forwards will be offset against future taxable income.  The available net operating loss carry forwards will expire in various years 2020 through 2032.  No tax benefit has been reported in the financial statements because the Company believes there is a 50% or greater chance the carry forwards will expire unused.

Deferred tax asset and the valuation account are as follows:

	3/31/14	12/31/13
Deferred tax asset:
Net tax loss carry-forward	$6,594,577	$6,091,915
Statutory rate	34%	34%
Expected tax recovery	2,242,156	2,071,251
Valuation allowances	(2,242,156)	(2,071,251)
Total	$-	$-

The components of income tax expense are as follows:

Change in NOL benefit	$2,242,156	$2,071,251
Change in valuation allowances	(2,242,156)	(2,071,251)
	$-	$-

The Company has no uncertain tax positions at March 31, 2014 or December 31, 2013.

Note 6 – Income Taxes

The Company accounts for income taxes using ASC Topic 740, Income Taxes. Under ASC Topic 740, income taxes are accounted for under the asset and liability method. Deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases and operating loss and tax credit carry forwards. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period that includes the enactment date.

ASC Topic 740 includes accounting guidance which clarifies the accounting for the uncertainty in recognizing income taxes in an organization by providing detailed guidance for financial statement recognition, measurement and disclosure involving uncertain tax positions. This guidance requires an uncertain tax position to meet a more-likely-than-not recognition threshold at the effective date to be recognized both upon the adoption of the related guidance and in subsequent periods.

No provision for federal income taxes has been recorded due to the fact that the net operating loss carry forwards will be offset against future taxable income.  The available net operating loss carry forwards will expire in various years 2020 through 2032.  No tax benefit has been reported in the financial statements because the Company believes there is a 50% or greater chance the carry forwards will expire unused.

Deferred tax asset and the valuation account are as follows:

	12/31/12	12/31/13
Deferred tax asset:
Net tax loss carry-forward	$4,995,874	$6,091,915
Statutory rate	34%	34%
Expected tax recovery	1,698,597	2,071,251
Valuation allowances	(1,698,597)	(2,071,251)
Total	$-	$-

The components of income tax expense are as follows:

Change in NOL benefit	$1,698,597	$2,071,251
Change in valuation allowances	(1,698,597)	(2,071,251)
	$-	$-

The Company has no uncertain tax positions at December 31, 2012 or 2013.